Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

The future payments under Capital Lease Obligations as of December 31, 2019, are as follows:

Future Minimum Principal Payments
Twelve Months ended December 31,
2020	$7,533
2021	8,471
2022	9,525
2023	9,768
Total capital lease obligations	35,297
Less: current portion	(7,533)
Total non-current term loan obligations	$27,764